Related Party Transactions	3 Months Ended	12 Months Ended
	Aug. 31, 2020	May 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 6 — RELATED PARTY TRANSACTIONS

Private Units

In addition, the Sponsor purchased an aggregate of 254,500 Private Units at $10.00 per Private Unit for proceeds of $2,545,000 in the aggregate in the Private Placement. This purchase took place on a private placement basis simultaneously with the completion of the Initial Public Offering. This issuance was be made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act.

The Sponsor committed to purchase from the Company up to an additional 26,250 Private Units if the underwriters’ over-allotment option was exercised in full.

On September 13, 2017, 7,000 additional Private Units were purchased by the Sponsor at $10.00 per Private Unit upon the partial exercise of the over-allotment option.

Kaplan Promissory Note

On May 12, 2020 (the “Issue Date”), the Company issued a promissory note (the “Kaplan Note”) in the principal sum of $90,000 in favor of Jed Kaplan, the Company’s Chief Executive Officer, interim Chief Financial Officer, member of the Company’s Board of Directors and greater than 5% stockholder of the Company. The Kaplan Note matures on the first business day following the 150-day anniversary of the Issue Date (the “Maturity Date”). The Company will use the proceeds of the Kaplan Note to fund the operations of Simplicity One Brasil Ltda, the Company’s majority owned subsidiary (“Simplicity Brasil”).

As of May 31, 2020, advances under the terms of this note were $64,728. On various dates subsequent to May 31, 2020, Mr. Kaplan funded $25,272 pursuant to the Kaplan Promissory Note. With the contributions subsequent to May 31, 2020, the principal balances outstanding and due Mr. Kaplan amounted to $90,000. On June 22, 2020, Mr. Kaplan agreed to exchange the debt of the Kaplan Promissory Note with a principal balance of $90,000 in exchange for the Company assigning to Mr. Kaplan a 10% equity interest in Simplicity One Brasil, Ltda, a subsidiary of the Company.

Equity Sales

Effective June 1, 2020, the Company issued 23,809 shares of our restricted Common Stock., sold effective May 7, 2020 at a price of $1.09 per share, to William H. Herrmann, Jr. a member of our board of directors, for an aggregate purchase price of $25,000.

The Company maintains its cash balance at a financial services company that is owned by an officer of the Company.

The Company maintains a portion of its cash balance at a financial services company that is owned by an officer of the Company.

NOTE 7 — RELATED PARTY TRANSACTIONS

Private Units

In addition, the Sponsor purchased an aggregate of 254,500 Private Units at $10.00 per Private Unit for proceeds of $2,545,000 in the aggregate in the Private Placement. This purchase took place on a private placement basis simultaneously with the completion of the Initial Public Offering. This issuance was be made pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act.

The Sponsor committed to purchase from the Company up to an additional 26,250 Private Units if the underwriters’ over-allotment option was exercised in full.

On September 13, 2017, 7,000 additional Private Units were purchased by the Sponsor at $10.00 per Private Unit upon the partial exercise of the over-allotment option.

Kaplan Promissory Note

On May 12, 2020 (the “Issue Date”), the Company issued a promissory note (the “Kaplan Note”) in the principal sum of $90,000 in favor of Jed Kaplan, the Company’s Chief Executive Officer, interim Chief Financial Officer, member of the Company’s Board of Directors and greater than 5% stockholder of the Company. The Kaplan Note matures on the first business day following the 150-day anniversary of the Issue Date (the “Maturity Date”). The Company will use the proceeds of the Kaplan Note to fund the operations of Simplicity One Brasil Ltda, the Company’s majority owned subsidiary (“Simplicity Brasil”). As of May 31, 2020, advances under the terms of this note were $64,728 (Note 8).

Equity Sales

On May 7, 2020, we authorized the sale of 22,936 shares of our restricted Common Stock at $1.09 per share to William H. Herrmann, Jr. a member of our board of directors for $25,000 (Note 10).

The Company maintains its cash balance at a financial services company that is owned by an officer of the Company.

Sponsor Fees

The Company agreed, commencing on the effective date of the Initial Public Offering through the earlier of the Company’s consummation of a Business Combination or its liquidation, to pay the Sponsor a monthly fee of $10,000 for office space, utilities and secretarial and administrative support. For the three months ended November 30, 2018, the Company paid $30,080 which is presented as general and administrative expense on the accompanying statement of operations. In December 2018, this monthly administrative service fee agreement was terminated.

The Company maintains its cash balance at a financial services company that is owned by an officer of the Company.